Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Term Debt [Abstract]
Schedule of long term debt
	Balance December 31, 2013	Additions	Payments	Amortization of Note Discount	Effect of Currency Translation	Balance September 30, 2014
RBC term loan	$1,169	$-	$(570)	$-	$(38)	$561

BDC term loan	1,589	-	-	-	(65)	1,524

SVB term loan-2	722	-	(250)	-	-	472

Total note discounts	(45)	-	-	21	-	(24)

Total debt	$3,435	$-	$(820)	$21	$(103)	2,533

less current portion						(878)

Debt, net of current portion						$1,655

				Amortization
	Balance			of Note	Currency	Balance
	January 1, 2013	Additions	Payments	Discount	Translation	December 31, 2013

RBC term loan	$2,090	$-	$(804)	$-	$(117)	$1,169

BDC term loan	1,705	-	-	-	(116)	1,589

SVB term loan	1,000	-	(1,000)	-	-	-

SVB term loan 2	-	1,000	(278)	-	-	722

Total note discounts	(73)	(19)	-	43	4	(45)

Total debt	$4,722	$981	$(2,082)	$43	$(229)	3,435

less current portion						(1,086)
less RBC debt long term classified as current						(388)

Debt, net of current portion						$1,961

				Amortization
	Balance			of Note	Currency	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	December 31, 2012

RBC term loan	$-	$2,401	$(419)	$-	$108	$2,090

BDC term loan	-	1,632	-	-	73	1,705

SVB term loan	2,000	-	(1,000)	-	-	1,000

Total note discounts	(30)	(92)		49		(73)

Total debt	$1,970	$3,941	$(1,419)	$49	$181	4,722

less current portion						(1,800)

Debt, net of current portion						$2,922

Schedule of maturities of long-term obligations for the next five fiscal years
Year	Amount

2014	$1,086
2014 RBD debt long term classified as current	388
2015	321
2016	1,640

Total	$3,435